Debt and Capital Structure - Schedule Of Unsecured Notes (Details) - U.S. Dollar Denominated Unsecured Notes $ in Millions	Sep. 30, 2023 CAD ($)
Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Repayment of principal	$ 1,025
4.40% due April 15, 2029
Disclosure of detailed information about borrowings [line items]
Repayment of principal	$ 57
4.40% due April 15, 2029 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.40%
5.25% due June 15, 2037
Disclosure of detailed information about borrowings [line items]
Repayment of principal	$ 250
5.25% due June 15, 2037 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.25%
6.80% due September 15, 2037
Disclosure of detailed information about borrowings [line items]
Repayment of principal	$ 196
6.80% due September 15, 2037 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	6.80%
6.75% due November 15, 2039
Disclosure of detailed information about borrowings [line items]
Repayment of principal	$ 283
6.75% due November 15, 2039 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	6.75%
4.45% due September 15, 2042
Disclosure of detailed information about borrowings [line items]
Repayment of principal	$ 6
4.45% due September 15, 2042 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.45%
5.20% due September 15, 2043
Disclosure of detailed information about borrowings [line items]
Repayment of principal	$ 2
5.20% due September 15, 2043 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.20%
5.40% due June 15, 2047
Disclosure of detailed information about borrowings [line items]
Repayment of principal	$ 231
5.40% due June 15, 2047 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.40%